Basic and diluted loss per share (Tables)	6 Months Ended
Jun. 30, 2019
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Schedule of Basic and Diluted Loss Per Share

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2019	2018	2019	2018
	(in thousands, except per share data)
	£	£	£	£
Loss for the period	(4,470)	(1,318)	(9,827)	(7,712)

Basic and diluted weighted average number of shares	32,240	31,811	32,233	31,811

	£	£	£	£
Basic and diluted loss per share	(0.14)	(0.04)	(0.30)	(0.24)